Income Taxes - Schedule of Reconciliation of Change in Federal and State Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 978	$ 200	$ 242
Increase	924
Decrease	0	0	0
Current period tax positions		913	(42)
Reductions for statute of limitations expirations		(135)
Balance at End of Year	1,902	978	200
Amount That Would Affect the Effective Tax Rate if Recognized	$ 148	$ 147	$ 197